Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 29, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 5,334,748	$ 5,093,147
Impairment of assets		$ 110,000
Carrying Value of Two Field of Wells [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 71,000
Impairment of assets	110,000
Carrying Value of Third Field of Wells [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 51,800
Land and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		5 years
Land and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		25 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		4 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		15 years